Share units	12 Months Ended
Dec. 31, 2022
Share Units
Share units

21.	Share units

On January 20, 2021, the shareholders of the Company approved and ratified the adoption of the Share Unit Plan (“SU Plan”) which allows for the issuance of restricted share units and performance share units (collectively “Share Units”) to directors, officers, employees and consultants. The Board of Directors, or a committee appointed by the Board of Directors, will establish vesting conditions of Share Units at the time of grant. The maximum number of common shares that are issuable to settle Share Units cannot exceed 4% of the aggregate number of common shares issued and outstanding and the maximum number of common shares issuable in aggregate under the SU Plan and other share-based compensation arrangements adopted by the Company cannot exceed 10% of the common shares issued and outstanding. Share Units can be settled in cash or common shares at the option of the Company.

On January 20, 2021, following shareholder approval of the SU Plan, the Company issued 1,251,162 restricted share units to directors, officers and employees, of which 1,158,772 were issued to directors and officers. These restricted share units are expected to be settled through the issuance of 1,251,162 common shares of the Company. These restricted share units vest as follows: (i) 530,692 on January 20, 2021, (ii) 417,054 on January 20, 2022, and (iii) 303,416 on January 20, 2023. These restricted share units were approved for issuance by the Board of Directors on December 9, 2020, and were granted upon shareholder approval of the SU Plan on January 20, 2021. The fair value of these restricted share units issued was $6.10 per restricted share unit using the following inputs and assumptions: (i) quoted market price on the date of issuance - $6.10 and, (ii) expected forfeiture rate - Nil%.

On April 13, 2021, the Company issued 1,242,577 restricted share units to directors, officers, employees and consultants, of which 636,887 were issued to directors and officers. These restricted share units are expected to be settled through the issuance of 1,242,577 common shares of the Company. These restricted share units vest one-third on January 1, 2022, January 1, 2023 and January 1, 2024 respectively. The fair value of these restricted share units issued was $8.73 per restricted share unit using the following inputs and assumptions: (i) quoted market price on the date of issuance - $8.73 and, (ii) expected forfeiture rate - Nil%.

On July 19, 2021, the Company modified the vesting dates of 178,293 restricted share units issued to consultants on April 13, 2021. These 178,293 restricted share units were modified to vest 100% on October 31, 2021. Share-based compensation expense is recognized based on the modified vesting term.

On April 20, 2022, the Company issued 1,922,877 restricted share units to directors, officers, employees and consultants, of which 1,531,349 were issued to directors and officers. These restricted share units are expected to be settled through issuance of 1,922,877 common shares of the Company. These restricted share units vest as follows: (i) 166,666 on April 20, 2022, (ii) 557,608 on January 1, 2023, (iii) 83,334 on April 20, 2023, (iv) 557,608 on January 1, 2024, and (v) 557,661 on January 1, 2025. The fair value of these restricted share units issued was $2.69 per restricted share unit using the following inputs and assumptions: (i) quoted market price on the date of issuance - $2.75 and, (ii) expected forfeiture rate - 2.58%.

On November 17, 2022, the Company issued 437,636 restricted share units to directors, officers and employees, of which 401,229 were issued to directors and officers. These restricted share units are expected to be settled through issuance of 437,636 common shares of the Company. These restricted share units vest as follows: (i) 155,018 on November 17, 2022, (ii) 102,507 on January 1, 2023, (iii) 90,007 on January 1, 2024, and (iv) 90,014 on January 1, 2025. The fair value of these restricted share units issued was $0.80 per restricted share unit using the following inputs and assumptions: (i) quoted market price on the date of issuance - $0.81 and, (ii) expected forfeiture rate - 2.70%.

The Company recorded share-based compensation expense of $5,112,683 (December 31, 2021 - $13,095,187) for restricted share units vesting during the year ended December 31, 2022.

The Company has the following restricted share units outstanding as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

Beginning balance	2,455,697	-
Granted	2,360,513	2,493,739
Released	(42,838)	-
Forfeited	(633,918)	(38,042)
Ending balance	4,139,454	2,455,697
Vested	1,752,170	711,452